SHAREHOLDERS' EQUITY - Ordinary Shares (Details)			6 Months Ended
	May 31, 2024 employee $ / shares shares	May 14, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Apr. 11, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 26, 2018 $ / shares
STOCKHOLDERS' EQUITY
Common stock, shares authorized | shares			50,000,000			50,000,000
Common stock par value, per share | $ / shares			$ 0.001			$ 0.001
Common stock, shares issued | shares			12,874,496			11,675,216
Ordinary shares, shares outstanding | shares			12,874,496		11,680,000	11,675,216
Recognized as construction in progress		$ 24,762	$ 24,761
Employees and officers | employee	13
Payroll, payroll taxes, and others			897,698	$ 327,162
Prepaid expenses			801,625			$ 11,765
Share-based compensation			1,493,418
Employees And Officers
STOCKHOLDERS' EQUITY
Payroll, payroll taxes, and others			746,709
Prepaid expenses			$ 746,709
Common Stock
STOCKHOLDERS' EQUITY
Issued expert as consideration | shares		23,360	23,360
Common share price per share | $ / shares		$ 1.06
Recognized as construction in progress		$ 23	$ 23
Share-based compensation (in shares) | shares			1,175,920
Share-based compensation			$ 1,176
Common Stock | Employees And Officers
STOCKHOLDERS' EQUITY
Common share price per share | $ / shares	$ 1.27
Share-based compensation (in shares) | shares	1,175,920
Share-based compensation			1,176
Additional Paid in Capital
STOCKHOLDERS' EQUITY
Recognized as construction in progress		$ 24,738	24,738
Share-based compensation			1,492,242
Additional Paid in Capital | Employees And Officers
STOCKHOLDERS' EQUITY
Share-based compensation			$ 1,492,242
IPO | Underwriter Warrants | Network 1 Financial Securities, Inc.
STOCKHOLDERS' EQUITY
Common share price per share | $ / shares							$ 5